SHARE-BASED PAYMENT - Assumptions (Details) - Y	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Minimum
SHARE-BASED COMPENSATION
Weighted average expected term (years)	5.96	5.97
Interest rate	4.18%	1.89%
Volatility	47.56%	51.50%
Maximum
SHARE-BASED COMPENSATION
Weighted average expected term (years)	6.37	6.10
Interest rate	4.21%	2.41%
Volatility	47.12%	51.78%